Accrued Expenses and Other Current Liabilities - Summary Of Accrued Expenses And Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued employee compensation costs	$ 2,130	$ 1,027
Accrued research and development costs	1,918	1,637
Accrued deferred offering costs	1,190	39
Lease liabilities	323	159
Accrued legal and professional fees	269	176
Other	447	194
Accrued expenses and other current liabilities	$ 6,277	$ 3,232